GOF P17 09/24

FRANKLIN FEDERAL TAX-FREE INCOME FUND
FRANKLIN TAX-FREE TRUST
SUPPLEMENT DATED SEPTEMBER 26, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective September 30, 2024, the following changes are made to the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A:

1. The following is added to the section titled “Fund Summary – Portfolio Managers” in each fund’s Summary Prospectus and Prospectus:

Paul M. Drury, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since September 2024.

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since September 2024.

2. The following is added to the section titled “Fund Details – Management” in each fund’s Prospectus:

Paul M. Drury, CFA Portfolio Manager of Advisers
Mr. Drury has been a portfolio manager of the Fund since September 2024. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Drury was a portfolio manager for Putnam Investment Management, LLC.

Garrett L. Hamilton Portfolio Manager of Advisers
Mr. Hamilton has been a portfolio manager of the Fund since September 2024. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Hamilton was a portfolio manager for Putnam Investment Management, LLC.

3. The following is added to the section titled “Management and Other Services – Portfolio managers” in each fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Paul M. Drury*	Registered Investment Companies	14	6,221.3	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None
Garrett L. Hamilton*	Registered Investment Companies	14	6,221.3	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

*Information is provided as of August 31, 2024.

4. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in each fund’s SAI”:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Paul M. Drury*	None
Garrett L. Hamilton*	None

*Information is provided as of August 31, 2024

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Franklin Federal Tax-Free Income Fund	September 1, 2024

FRANKLIN TAX-FREE TRUST
Franklin Federal Intermediate-Term Tax-Free Income Fund	July 1, 2024

Fund	Date of Summary Prospectus, Prospectus and SAI
Franklin High Yield Tax-Free Income Fund	July 1, 2024

Please retain this supplement for future reference.